Submission	12 Months Ended
Jun. 30, 2025
Submission [Line Items]
Central Index Key	0001375365
Registrant Name	Super Micro Computer, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES